Subordinated Notes And Debentures (Tables)	12 Months Ended
Oct. 31, 2022
Subordinated Notes And Debentures
Summary of Subordinated Notes and Debentures

Subordinated Notes and Debentures
(millions of Canadian dollars, except as noted)	As at
Maturity date	Interest rate (%)		Reset spread (%)		Earliest par redemption date	October 31 2022	October 31 2021
May 26, 2025	9.150		n/a		–	$200	$200
September 14, 2028 1	3.589	2	1.060	2	September 14, 2023	1,750	1,749
July 25, 2029 1	3.224	2	1.250	2	July 25, 2024	1,505	1,550
April 22, 2030 1	3.105	2	2.160	2	April 22, 2025	3,001	2,952
March 4, 2031 1	4.859	2	3.490	2	March 4, 2026	1,247	1,271
September 15, 2031 1	3.625	3	2.205	3	September 15, 2026	1,940	1,765
January 26, 2032 1	3.060	2	1.330	2	January 26, 2027	1,647	1,743
Total						$11,290	$11,230

1
The subordinated notes and debentures include
non-viability
contingent capital (NVCC) provisions and qualify as regulatory capital under OSFI’s Capital Adequacy Requirements (CAR) guideline. Refer to Note 21 for further details.

2
Interest rate is for the period to but excluding the earliest par redemption date, and thereafter, it will be reset at a rate of three-month Bankers’ Acceptance rate (as such term is defined in the applicable offering document) plus the reset spread noted.

3	Interest rate is for the period to but excluding the earliest par redemption date, and thereafter, it will be reset at a rate of 5-year Mid-Swap Rate plus the reset spread noted.